Investment Objectives and Goals	Apr. 30, 2026
Acclivity Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Acclivity Small Cap Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Acclivity Small Cap Value Fund (the “Small Cap Value Fund”) is to seek long-term capital appreciation.
Dynamic International Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Dynamic International Opportunity Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Dynamic International Opportunity Fund is capital appreciation.
Dynamic U.S. Opportunity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Dynamic U.S. Opportunity Fund is capital appreciation.